Common Stock and Stock-Based Compensation - Summary of Weighted-average Fair Value of PSUs (Detail) - PSU	9 Months Ended
Dec. 25, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance term	2 years 5 months 1 day
Volatility	49.90%
Risk-free rate of return	0.17%
Dividend yield	0.00%
Weighted-average fair value per share	$ 14.00